Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 65,981	$ 35,194	$ 20,647
Unrealized gain on interest rate swap contracts, net of deferred income tax expense of $3,742, $4,128 and $16,584 for the years ended December 31, 2015, 2014 and 2013, respectively	6,058	6,220	25,933
Foreign currency translation adjustments, net of income tax benefit of $1,565 for the year ended December 31, 2015	(11,177)	(16,273)	6,198
Other comprehensive (loss) income	(5,119)	(10,053)	32,131
Total comprehensive income	60,862	25,141	52,778
Less: comprehensive loss attributable to noncontrolling interests	(438)	(1,987)	(3,134)
Comprehensive income attributable to controlling interests	$ 61,300	$ 27,128	$ 55,912